OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Oct. 29, 2017
Leases [Abstract]
Future minimum rental payments related to noncancellable operating leases	As of October 29, 2017, future minimum rental payments related to noncancellable operating leases are as follows (in thousands):

2018	$12,690
2019	7,653
2020	5,794
2021	4,212
2022	3,241
Thereafter	10,330